Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
17.
Fair Value Measurements

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2021 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	$—	$—	$2,842
	$—	$—	$2,842

Financial liabilities measured at fair value:
Contingent consideration payable (1)	$—	$—	$29,689
Warrant liabilities (2)	32,275	3,300	—
Liability for share-based compensation	—	—	10,024
	$32,275	$3,300	$39,713

(1) Excludes deferred consideration payable of $1,126 which is not a Level 3 financial instrument.

(2) Level 2 warrant liabilities represent the fair value of private warrants which is estimated using the price of the Company's public warrants.

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2020 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	$—	$—	$151,775
	$—	$—	$151,775

Financial liabilities measured at fair value:
Contingent consideration payable	$—	$—	$9,562
Derivative financial liability	—	50,198	—
	$—	$50,198	$9,562

There were no transfers between levels during the years ended December 31, 2021 and 2020. A reconciliation of the movements in level 3 financial instruments in the year are shown in Note 12 and 13.

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments is set out in the table below. Other than this input, a reasonably possible change in one or more of the unobservable inputs listed below would not materially change the fair value of financial instruments listed below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration payable	Discounted cashflow	Weighted average discount rate of 9.0% (7-15%)
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%

The Company considers that the carrying value of cash and cash equivalents, customer accounts and other restricted cash, accounts receivable, settlement receivables, related party receivables, accounts payable and other liabilities, liabilities to customers and merchants and related party payables approximate fair value given the short-term nature of these items. At December 31, 2021, the carrying amount of our debt approximated fair value (a Level 2 measurement) based on market yields for similar debt facilities and observable trading data related to the Company’s debt securities.